Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2020
Loans and Allowances for Loan Losses
Schedule of summary of loans, by major class within the Company's loan portfolio

(in thousands)	2020	2019
Commercial, financial, and agricultural (a)	$272,918	$199,022
Real estate construction − residential	29,692	23,035
Real estate construction − commercial	78,144	84,998
Real estate mortgage − residential	262,339	252,643
Real estate mortgage − commercial	617,133	576,635
Installment and other consumer	26,741	32,464
Total loans held for investment	$1,286,967	$1,168,797
(a)	Includes $63.3 million SBA PPP loans, net

Schedule of loans to directors and executive officers

(in thousands)
Balance at December 31, 2019	$5,601
New loans	1,081
Amounts collected	(1,603)
Balance at December 31, 2020	$5,079

Schedule of summary of the allowance for loan losses

The following table illustrates the changes in the allowance for loan losses by portfolio segment:

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	and other	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	allocated	Total
Balance at December 31, 2017	$3,325	$170	$807	$1,689	$4,437	$345	$79	$10,852
Additions:
Provision for loan losses	296	(44)	(20)	516	457	150	120	1,475
Deductions:
Loans charged off	484	48	30	186	38	255	—	1,041
Less recoveries on loans	(100)	(62)	—	(52)	(58)	(94)	—	(366)
Net loans charged off	384	(14)	30	134	(20)	161	—	675
Balance at December 31, 2018	$3,237	$140	$757	$2,071	$4,914	$334	$199	$11,652
Additions:
Provision for loan losses	(168)	(126)	(388)	195	1,618	138	(119)	1,150
Deductions:
Loans charged off	295	—	—	277	25	196	—	793
Less recoveries on loans	(144)	(50)	—	(129)	(40)	(105)	—	(468)
Net loans charged off	151	(50)	—	148	(15)	91	—	325
Balance at December 31, 2019	$2,918	$64	$369	$2,118	$6,547	381	$80	$12,477
Additions:
Provision for loan losses	2,241	85	106	568	2,838	35	(73)	5,800
Deductions:
Loans charged off	207	—	—	52	39	211	—	509
Less recoveries on loans	(169)	(64)	—	(45)	(8)	(59)	—	(345)
Net loans charged off	38	(64)	—	7	31	152	—	164
Balance at December 31, 2020	$5,121	$213	$475	$2,679	$9,354	$264	$7	$18,113

Schedule of allowance for loan losses and recorded investment by portfolio segment

The following table illustrates the allowance for loan losses and recorded investment by portfolio segment:

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, and	Construction -	Construction -	Mortgage -	Mortgage -	and Other	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	allocated	Total
December 31, 2020
Allowance for loan losses:
Individually evaluated for impairment	$2,187	$27	$28	$263	$2,594	$14	$—	$5,113
Collectively evaluated for impairment	2,934	186	447	2,416	6,760	250	7	13,000
Total	$5,121	$213	$475	$2,679	$9,354	$264	$7	$18,113
Loans outstanding:
Individually evaluated for impairment	$7,552	$192	$200	$3,626	$25,657	$108	$—	$37,335
Collectively evaluated for impairment	265,366	29,500	77,944	258,713	591,476	26,633	—	1,249,632
Total	$272,918	$29,692	$78,144	$262,339	$617,133	$26,741	$—	$1,286,967

December 31, 2019
Allowance for loan losses:
Individually evaluated for impairment	$311	$—	$—	$264	$23	$17	$—	$615
Collectively evaluated for impairment	2,607	64	369	1,854	6,524	364	80	11,862
Total	$2,918	$64	$369	$2,118	$6,547	$381	$80	$12,477
Loans outstanding:
Individually evaluated for impairment	$1,514	$—	$137	$3,856	$1,711	$177	$—	$7,395
Collectively evaluated for impairment	197,508	23,035	84,861	248,787	574,924	32,287	—	1,161,402
Total	$199,022	$23,035	$84,998	$252,643	$576,635	$32,464	$—	$1,168,797

Schedule of impaired loans

The categories of impaired loans at December 31, 2020 and 2019 are as follows:

(in thousands)	2020	2019
Non-accrual loans	$34,559	$4,754
Non-performing TDRs - 90 days past due	—	106
Performing TDRs	2,776	2,535
Total impaired loans	$37,335	$7,395

The following tables provide additional information about impaired loans at December 31, 2020 and 2019, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2020
With no related allowance recorded:
Commercial, financial and agricultural	$1,703	$1,731	$—
Real estate mortgage − residential	1,300	1,395	—
Real estate mortgage − commercial	8,943	8,943	—
Total	$11,946	$12,069	$—
With an allowance recorded:
Commercial, financial and agricultural	$5,849	$6,180	$2,187
Real estate construction − residential	192	192	27
Real estate construction − commercial	200	251	28
Real estate mortgage − residential	2,326	2,786	263
Real estate mortgage − commercial	16,714	16,787	2,594
Installment and other consumer	108	112	14
Total	$25,389	$26,308	$5,113
Total impaired loans	$37,335	$38,377	$5,113

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2019
With no related allowance recorded:
Commercial, financial and agricultural	$342	$487	$—
Real estate construction − commercial	137	173	—
Real estate mortgage − residential	697	784	—
Real estate mortgage − commercial	1,388	1,433	—
Installment and other consumer	12	12	—
Total	$2,576	$2,889	$—
With an allowance recorded:
Commercial, financial and agricultural	$1,172	$1,470	$311
Real estate mortgage − residential	3,159	3,482	264
Real estate mortgage − commercial	323	425	23
Installment and other consumer	165	189	17
Total	$4,819	$5,566	$615
Total impaired loans	$7,395	$8,455	$615

The following table presents by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2020 and 2019:

	2020		2019
		Interest		Interest
	Average	Recognized	Average	Recognized
	Recorded	For the	Recorded	For the
(in thousands)	Investment	Period Ended	Investment	Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$1,629	$144	$805	$—
Real estate construction − commercial	162	—	145	—
Real estate mortgage − residential	1,692	28	685	—
Real estate mortgage − commercial	2,975	13	1,062	6
Installment and other consumer	6	—	6	—
Total	$6,464	$185	$2,703	$6
With an allowance recorded:
Commercial, financial and agricultural	$2,395	$48	$1,097	$40
Real estate construction − residential	48	—	—	—
Real estate construction − commercial	367	—	—	—
Real estate mortgage − residential	2,564	45	3,583	88
Real estate mortgage − commercial	4,830	22	334	28
Installment and other consumer	113	8	199	3
Total	$10,317	$123	$5,213	$159
Total impaired loans	$16,781	$308	$7,916	$165

Schedule of aging information for the Company's past due and non-accrual loans

	Current or		90 Days
	Less Than		Past Due
	30 Days	30 - 89 Days	And Still
(in thousands)	Past Due	Past Due	Accruing	Non-Accrual	Total
December 31, 2020
Commercial, Financial, and Agricultural	$265,821	$380	$—	$6,717	$272,918
Real estate construction − residential	29,500	—	—	192	29,692
Real estate construction − commercial	77,944	—	—	200	78,144
Real estate mortgage − residential	259,688	546	—	2,105	262,339
Real estate mortgage − commercial	591,815	4	—	25,314	617,133
Installment and Other Consumer	26,576	117	17	31	26,741
Total	$1,251,344	$1,047	$17	$34,559	$1,286,967
December 31, 2019
Commercial, Financial, and Agricultural	$197,828	$212	$—	$982	$199,022
Real estate construction − residential	22,468	567	—	—	23,035
Real estate construction − commercial	84,861	—	—	137	84,998
Real estate mortgage − residential	249,516	688	304	2,135	252,643
Real estate mortgage − commercial	575,140	136	—	1,359	576,635
Installment and Other Consumer	32,179	132	12	141	32,464
Total	$1,161,992	$1,735	$316	$4,754	$1,168,797

Schedule of risk categories by class

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	and other
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	Total
At December 31, 2020
Watch	$9,649	$545	$10,806	$15,835	$66,936	$—	$103,771
Substandard	598	—	—	1,002	1,662	—	3,262
Performing TDRs	835	—	—	1,521	343	77	2,776
Non-accrual loans (a)	6,717	192	200	2,105	25,314	31	34,559
Total	$17,799	$737	$11,006	$20,463	$94,255	$108	$144,368
At December 31, 2019
Watch	$16,288	$763	$8,484	$15,280	$37,271	$—	$78,086
Substandard	3,249	—	273	2,291	677	—	6,490
Performing TDRs	532	—	—	1,615	352	36	2,535
Non-performing TDRs - 90 days past due (a)	—	—	—	106	—	—	106
Non-accrual loans (a)	982	—	137	2,135	1,359	141	4,754
Total	$21,051	$763	$8,894	$21,427	$39,659	$177	$91,971

Schedule of loan modifications provided for under the CARES Act

	Total Remaining Loan Modifications under the CARES Act by NAICS Code as of December 31, 2020
		% of		% of		% of
		Total Remaining	Full	Total Remaining		Total Remaining
	Interest	Loan	Deferral	Loan	Extended	Loan
Industry Category	Only	Modifications	(1)	Modifications	Amortizations	Modifications	Totals
Real Estate and Rental and Leasing	$5,166	6.0%	$6,338	7.3%	$501	0.6%	$12,005
Accommodations and Food Services	19,859	22.9	32,486	37.5	4,621	5.3	56,966
Construction	144	0.2	-	—	—	—	144
Churches	263	0.3	-	—	—	—	263
Lands and lots	2,005	2.3	-	—	—	—	2,005
Cinemas	—	—	4,691	5.4	—	—	4,691
Health Care and Social Assistance	—	—	208	0.2	—	—	208
Arts, Entertainment, Recreation	10,165	11.7	-	—	—	—	10,165
Non-NAICS (Consumer)	—	0.0	232	0.3	—	—	232
Total modifications	$37,602	43.4%	$43,955	50.7%	$5,122	5.9%	$86,679

Remaining loan modifications under the CARES Act as a percent of the total loan portfolio 6.7%

Total loan modifications under the CARES Act to date $296,890

Total loan modifications under the CARES Act to date as a percent of the total loan portfolio 23.1%

(1)	Of the $44.0 million loan modifications on full deferral, $29.5 million, or 34.1% of the total remaining loan modifications, were determined to be on nonaccrual status during the fourth quarter of 2020.

Schedule of summary of loans that were modified as TDRs

	2020			2019
	Recorded Investment (1)			Recorded Investment (1)
	Number of	Pre-	Post-	Number of	Pre-	Post-
(in thousands)	Contracts	Modification	Modification	Contracts	Modification	Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	—	$—	$—	2	$80	$58
Real estate mortgage − residential	2	209	211	—	—	—
Real estate mortgage − commercial	—	—	—	2	267	266
Installment and other consumer	1	6	4	—	—	—
Total	3	$215	$215	4	$347	$324

(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.